Common Stock (Schedule of Compensation Expense and Related Tax Benefits for Restricted Stock Awards Recognized) (Detail) - 2014 Restricted Stock Plan [Member] - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Compensation expense	$ 19	$ 8	$ 37	$ 17	$ 53	$ 28
Income tax benefit					(18)	(10)
Net income effect					$ 35	$ 18